Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Investment Objective
The Brown Advisory Small-Cap Growth Fund (the "Fund") seeks to achieve capital appreciation by primarily investing in equity securities.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Small-Cap Growth Fund	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none	none
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Small-Cap Growth Fund		Institutional Shares	Investor Shares	Advisor Shares
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fees		none	0.15%	0.15%
Other Expenses	[1]	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		1.03%	1.18%	1.43%
[1]	"Other Expenses" for the Fund have been restated to reflect the estimated expenses of the Fund for its current fiscal year. The Fund is the successor to the Brown Advisory Small-Cap Growth Fund (the "Predecessor Fund"), which was reorganized into the Fund on October 19, 2012.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Small-Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	105	328	569	1,259
Investor Shares	120	375	649	1,432
Advisor Shares	146	452	782	1,713

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year ended June 30, 2012, the portfolio turnover rate for the Fund was 66% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, Brown Advisory, LLC (the "Adviser") seeks to achieve the Fund's investment objective by investing at least 80% of its net assets
(plus borrowings for investment purposes) in equity securities of small domestic companies. Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $4 billion at the time of purchase. The
Fund invests primarily in companies the Adviser believes have above average growth prospects. The Adviser conducts an in-depth analysis of a company's fundamentals to identify those companies it believes have the potential to grow earnings at an above average rate annually.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts ("ADRs"), real estate investment trusts
("REITs") and exchange traded funds ("ETFs"). The Adviser may also invest in private placements in these types of securities. The Fund invests primarily in
ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein.
ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Adviser may sell a security or reduce its position if it believes:

·  The security subsequently fails to meet initial investment criteria;

·  A more attractively priced security is found; or

·  The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is an inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored
   ADRs and voting rights with respect to the deposited securities are not passed through.

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual
   ETFs in which the Fund invests.

·  Growth Company Risk. Securities of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

·  Management Risk. The Fund may not meet its investment objective based on the
   Adviser's success or failure to implement investment strategies for the Fund.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule
   144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.
   Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.
Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Predecessor
Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The
Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).
Brown Advisory Small-Cap Growth Fund - Investor Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2012 was
11.32%. During the periods shown in the chart, the highest quarterly return was
28.00% (for the quarter ended June 30, 2003) and the lowest quarterly return was
-26.60% (for the quarter ended December 31, 2008).
Brown Advisory Small-Cap Growth Fund Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Brown Advisory Small-Cap Growth Fund	Label	1 Year	5 Years	10 Years
Institutional Shares	Institutional Shares Return Before Taxes	(2.62%)	4.43%	3.51%
Investor Shares	Investor Shares Return Before Taxes	(2.71%)	4.60%	3.59%
Investor Shares After Taxes on Distributions	Investor Shares Return After Taxes on Distributions	(3.00%)	4.16%	3.38%
Investor Shares After Taxes on Distributions and Sales	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.38%)	3.89%	3.09%
Advisor Shares	Advisor Shares Return Before Taxes	(3.08%)	4.09%	3.16%
Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%

NOTE: The Small-Cap Growth Fund offers three classes of shares. Investor Shares commenced operations on June 28, 1999 as part of the Predecessor Fund and Advisor
Shares commenced operations on April 25, 2006 as part of the Predecessor Fund.
Performance shown prior to inception of the Advisor Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A
Shares. Institutional Shares commenced operations on September 20, 2002 as part of the Predecessor Fund and prior to October 19, 2012 were known as D
Shares. Prior to October 19, 2012, Investor Shares were known as Institutional
Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In certain cases, the figure representing "Return after Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their
Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only.
After-tax returns for Advisor Shares and Institutional Shares will vary.